Subsequent events	12 Months Ended
Mar. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent events
Subsequent events
On May 10, 2019, the Company entered into agreements with its lenders to amend the terms of its revolving facility and term loan. The amendment to the revolving facility increased the credit commitment amount to $300.0 with a seasonal increase of up to $350.0 during the peak season (June 1 through November 30) and extended the maturity date to June 3, 2024. The amendment to the term loan decreased the interest rate from LIBOR plus 4.0% to LIBOR plus 3.5%, and extended the maturity date to December 2, 2024.